Share Based Compensation - Summary of Stock Option Plans - (Details) CAD / shares in Units, shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2017 CAD Option CAD / shares shares	Dec. 31, 2016 CAD Option CAD / shares shares
Number of outstanding share options (shares)
Outstanding, beginning of year | Option	31,442	29,090
Granted | Option	7,401	8,145
Exercised for cash payment | shares	(6)	(1,441)
Exercised as options for common shares | Option	(6,223)	(3,983)
Forfeited/expired | shares	(1,504)	(369)
Outstanding, end of year | Option	31,110	31,442
Exercisable, end of year | Option	17,363	17,821
Weighted average exercise price of share options ($ per share)
Outstanding, beginning of year (in dollar per share)	CAD 35.98	CAD 36.97
Granted	CAD 42.04	CAD 30.26
Exercised for cash payment | CAD / shares	CAD 32.00	CAD 30.39
Exercised as options for common shares	CAD 36.65	CAD 33.36
Forfeited/expired | CAD / shares	CAD 42.21	CAD 38.12
Outstanding, end of year (in dollar per share)	CAD 36.96	CAD 35.98
Exercisable, end of year (in dollar per share)	36.53	37.74
Weighted average share price	CAD 41.09	CAD 36.23